Stock Compensation Plans	12 Months Ended
Mar. 31, 2020
Share-based Payment Arrangement [Abstract]
Stock Compensation Plans
16.	STOCK COMPENSATION PLANS
The Company has stock incentive plans under which employees and non-employee directors may be granted equity awards to acquire shares of the Company’s common stock at the fair value at the time of the grant. The stock incentive and compensation plans under which outstanding equity awards have been granted to employees, officers and non-employee directors are the Triumph Group 2018 Equity Plan (the “2018 Plan”), the Triumph Group 2013 Equity and Cash Incentive Plan (the “2013 Plan”), the 2016 Directors’ Equity Compensation Plan, as amended (the “Directors’ Plan”), and the Amended and Restated Directors’ Stock Incentive Plan (the “Prior Directors’ Plan”). The Prior Directors’ Plan expired by its terms during fiscal 2017. The current stock incentive and compensation plans used for future awards are the 2013 Plan for employees, officers and consultants, the Directors’ Plan, and the 2018 Plan. The 2018 Plan, the 2013 Plan, the Directors’ Plan, and the Prior Directors’ Plan are collectively referred to in this note as the plans.
Management and the compensation committee have utilized restricted stock and restricted stock units as its primary form of share-based incentive compensation. The restricted stock and restricted stock units are subject to graded vesting, generally over a three year period and are subject to forfeiture should the grantee’s employment be terminated prior to an applicable vesting date. The share-based payment expense arising from restricted stock and restricted stock unit expense is included in capital in excess of par value. The fair value of restricted shares under the Company’s restricted stock plans is determined by the product of the number of shares granted and the grant date market price of the Company’s common stock. The fair value of share-based compensation granted to employees was $13,249, $15,911, and $18,122 during the fiscal years ended March 31, 2020, 2019, and 2018, respectively. The awards contain service conditions and may also contain performance or market conditions that affect the number of shares that vest. The fair value of restricted stock and restricted stock unit awards is expensed on a straight-line basis over the requisite service period which is typically the vesting period. The Company recognized $11,062, $10,259 and $7,949 of share-based compensation expense during the fiscal years ended March 31, 2020, 2019, and 2018, respectively. The Company has classified share-based compensation within selling, general and administrative expenses to correspond with the same line item as the majority of the cash compensation paid to employees.

At March 31, 2020 and 2019, 1,564,791 shares and 5,586,421 shares of common stock, respectively, were available for issuance under the plans. A summary of the status of the Company’s non-vested shares/units of restricted stock and deferred stock units as of March 31, 2020, and changes during the fiscal year ended March 31, 2020, is presented below.

	Shares	Weighted- Average Grant Date Fair Value
Non-vested restricted awards and deferred stock units at March 31, 2019	1,081,379	$26.01
Granted	598,879	22.12
Vested	(282,330)	24.98
Forfeited	(238,298)	22.18

Non-vested restricted awards and deferred stock units at March 31, 2020	1,159,630	$24.40

The fair value of employee restricted stock which vested during fiscal 2020, 2019 and 2018 was $7,052, $7,031, and $2,081, respectively. Upon the vesting of restricted stock units, the Company first transfers treasury stock, then will issue new shares. Expected future compensation expense on restricted stock net of expected forfeitures, is approximately $10,320, which is expected to be recognized over the remaining weighted average vesting period of 1.5 years.